Share Capital, Premium and Other Reserves - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 29, 2016 $ / shares	Oct. 31, 2020 $ / shares shares	Dec. 31, 2021	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2021 $ / shares shares	Mar. 23, 2021 shares	Aug. 24, 2016 $ / shares shares
Disclosure of classes of share capital [line items]
Date of incorporation			Aug. 24, 2016
Par value per share | $ / shares									$ 0.001
Date of acquisition	Sep. 29, 2016
Description of how acquirer obtained control of acquiree			Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis
Merger subdivision at the LMDX conversion factor			1.60806264
Percentage of principal amount of the acquisition notes convert					25.00%
Number of shares issued						212,718
Preferred Shares included in other reserves at an issue date fair value | $						$ 47,264
Warrants issued to purchase A Ordinary shares					2,284
Strike price of warrants per share | $ / shares					$ 1,459.89
Top of Range
Disclosure of classes of share capital [line items]
Warrants issued to purchase of common stock								1,485,848
A Ordinary Shares
Disclosure of classes of share capital [line items]
Authorized share capital									5,000,000
Percentage of principal amount of the acquisition notes convert	50.00%		25.00%
Conversion prices per share | $ / shares	$ 611.63
Number of shares issued					1,587	1,586
Common Shares
Disclosure of classes of share capital [line items]
Authorized share capital									5,000,000
Par value per share | $ / shares									$ 0.001
Convertible Note
Disclosure of classes of share capital [line items]
Warrants issued to purchase A Ordinary shares				16,528
Conversion feature of notes included in other reserve | $					$ 17,065
Strike price of warrants per share | $ / shares				$ 1,793.38
Senior Secured Loans
Disclosure of classes of share capital [line items]
Warrants issued to purchase A Ordinary shares		1,000
Exercise price of warrant issued | $ / shares							$ 10
Strike price of warrants per share | $ / shares		$ 4,644.96
Senior Secured Loans | Top of Range
Disclosure of classes of share capital [line items]
Warrants issued to purchase of common stock							1,485,848
LumiraDx Holdings Limited
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired	100.00%